Regulatory Matters and Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Shareholders' Equity [Abstract]
Component of actual and required capital amounts and ratios

	Actual		For Capital Adequacy Purposes			To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
	(Dollars in Thousands)

CORPORATION:
As of December 31, 2012:
Tier 1 leverage ratio (to average assets)	$38,393	9.1%	$	≥16,967	≥4.0%		N/A	N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	38,393	18.0		≥8,527	≥4.0		N/A	N/A
Total risk-based capital ratio (to risk-weighted assets)	41,255	19.4		≥17,054	≥8.0		N/A	N/A

As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$35,086	9.1%	$	≥15,349	≥4.0%		N/A	N/A
Tier 1 risk-based capital ratio (to risk-weighted assets)	35,086	16.8		≥8,332	≥4.0		N/A	N/A
Total risk-based capital ratio (to risk-weighted assets)	37,884	18.2		≥16,663	≥8.0		N/A	N/A

BANK:
As of December 31, 2012:
Tier 1 leverage ratio (to average assets)	$37,734	8.8%	$	≥16,951	≥4.0%	$	≥21,189	≥5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	37,734	17.6		≥8,500	≥4.0		≥12,749	≥6.0
Total risk-based capital ratio (to risk-weighted assets)	40,034	18.8		≥16,999	≥8.0		≥21,249	≥10.0

As of December 31, 2011:
Tier 1 leverage ratio (to average assets)	$34,329	9.0%	$	≥15,325	≥4.0%	$	≥19,157	≥5.0%
Tier 1 risk-based capital ratio (to risk-weighted assets)	34,329	16.5		≥8,304	≥4.0		≥12,455	≥6.0
Total risk-based capital ratio (to risk-weighted assets)	36,932	17.8		≥16,607	≥8.0		≥20,759	≥10.0